Equity Incentive Plan (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 106,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	6 months